[INVESTORS BANK & TRUST LETTERHEAD]


May 3, 2000

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     TIFF Investment Program, Inc. ("TIP")
        File Nos. 33-73408 and 811-8234

To Whom It May Concern:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of TIP, please accept this letter as certfication that the prospectus and statement of additional information for TIP dated April 28, 2000, does not differ from that contained in Post-Effective Amendement No. 10 (the "Amendment") to TIP's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2000.

     Please do not hesitate to contact the undersigned at (617) 330-6699 if you have any questions.

Yours truly,


/s/ Sandra I Madden
-------------------
Sandra I. Madden, Esq.